Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income			$ 154,572			$ 383,150
Income and Franchise Tax			(93,535)			(238,501)
Net Earnings			61,037			144,649
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted			10,000,000			10,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock			0.01			0.01
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$ (3,569,534)	$ (3,432,059)	596.38	$ 1,928,537	$ (2,003,200)	(6,480,701)
Redeemable Net Earnings			(61,037)			(144,649)
Non-Redeemable Net Loss	(3,569,534)	(3,432,059)	(535,343)	1,928,537	(2,003,200)	(6,625,350)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000
Loss/Basic and Diluted Non-Redeemable Class B Common Stock (in Dollars per share)	$ (1.43)	$ (1.37)	$ (0.26)	$ 0.77	$ (0.8)	$ (2.65)